Acquisitions of Stork Holding B.V. - Additional Purchase Price Allocation Information (Details) - Mar. 01, 2016 € in Millions, $ in Millions	EUR (€)	USD ($)
Stork Holding B.V.
Goodwill
Goodwill expected to be deductible for tax purposes	€ 0	$ 0